Change in Accounting Estimate - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 15, 2016 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Changes In Accounting Estimates [Line Items]
Amortization of intangibles expense	$ 18,100		$ 11,280
Provisions		$ 5,330
Innova Gaming Group Inc
Disclosure Of Changes In Accounting Estimates [Line Items]
EBITDA shortfall payable, expiration date	Jun. 30, 2020
Maximum | Innova Gaming Group Inc
Disclosure Of Changes In Accounting Estimates [Line Items]
EBITDA shortfall annual payable				$ 2,000,000